Member's Interest (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Nov. 19, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Arrangements To Obtain Goods And Services [Abstract]
Options granted vest based on market conditions		$ 15,700,000
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures [Abstract]
Weighted average grant date fair value of options granted		$ 2.68	$ 2.69	$ 4.79
Tax benefit related to the share-based compensation expense		10,800,000	7,900,000	13,000,000
Unrecognized compensation cost, net of estimated forfeitures, related to unvested share-based compensation arrangements that will vest based on service conditions.		30,300,000
Replacement stock options	1,800,000
Incremental compensation expense	1,700,000
Compensation expense recognized related to tax assistance program	2,600,000
Restricted shares issued in connection with the tax assistance program		652,000
Put option purchase price per share				$ 36.00
Restricted shares issued in connection with voluntary stock option exchange		3,300,000
CCMH [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures [Abstract]
Fair value of options vested		3,900,000	3,800,000	4,500,000
CCOH [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures [Abstract]
Weighted average grant date fair value of options granted		$ 4.43	$ 8.30	$ 5.65
Fair value of options vested		11,500,000	8,200,000	15,900,000
Cash received for options exercised		6,400,000	1,400,000	900,000
Total instrinsic value of the options exercised		$ 7,900,000	$ 1,500,000	$ 1,100,000
CCMH Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures [Abstract]
Stock options repurchased	900,000
2008 Executive Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures [Abstract]
Stock options granted under the Clear Channel 2008 Executive Incentive Plan	2,000,000